UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: December 31,

Date of reporting period: June 30, 2008

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / JUNE 30, 2008 Western Asset Money Market Fund Western Asset Government Money Market Fund
Managed by WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Funds’ objective

Each Fund seeks maximum current income and preservation of capital. An investment in the Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

What’s inside
Letter from the chairman	I
Fund at a glance	1
Fund expenses	3
Schedules of investments	5
Statements of assets and liabilities	19
Statements of operations	20
Statements of changes in net assets	21
Financial highlights	23
Notes to financial statements	28

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Funds’ investment manager and Western Asset Management Company (“Western Asset”) is the Funds’ subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy was lackluster during the six-month reporting period ended June 30, 2008. Looking back, third quarter 2007 U.S. gross domestic product (“GDP”)[i] growth was 4.8%, its strongest showing in four years. However, continued weakness in the housing market, an ongoing credit crunch and soaring oil and food prices then took their toll on the economy. During the fourth quarter of 2007, GDP growth was –0.2%. First quarter 2008 GDP growth was a modest 0.9%. The advance estimate for second quarter 2008 GDP growth was 1.9%.

The debate continues as to whether or not the U.S. will fall into a recession. However, it is a moot point for many people, as the job market continues to weaken and soaring energy and food prices are tempering consumer spending. In terms of the employment picture, the U.S. Department of Labor reported that payroll employment declined in each of the first six months of 2008, and the unemployment rate rose to 5.5% in May, its highest level since October 2004. Oil prices surpassed $140 a barrel in June 2008, with the average price for a gallon of gas exceeding $4 for the first time ever.ii These factors, coupled with a sputtering housing market, contributed to the Consumer Confidence Index falling for the sixth consecutive month in June 2008, reaching its lowest level since 1992.iii

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)iv to take aggressive and, in some cases, unprecedented actions. Beginning in September 2007, the Fed reduced the federal funds rate[v] from 5.25% to 4.75%. This marked the first such reduction since June 2003. The Fed then reduced the federal funds rate on six additional occasions through April 2008, bringing the federal funds rate to 2.00%. However, the Fed then shifted gears in the face of mounting inflationary prices and a weakening U.S. dollar. At its meeting in June, the Fed held rates steady and stated: “Recent information indicates that overall economic activity continues to expand, partly reflecting some firming in household spending. However, labor markets have softened further and financial markets remain under considerable stress. Tight credit conditions, the ongoing housing contraction, and the rise in energy prices are likely to weigh on economic growth over the next few quarters.”

Legg Mason Partners Money Market Trust I I

Letter from the chairman continued

In addition to the interest rate cuts, the Fed took several actions to improve liquidity in the credit markets. In March 2008, the Fed established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. The Fed also increased the maximum term for discount window loans from 30 to 90 days. Then, in mid-March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase.

During the six-month reporting period ended June 30, 2008, both short- and long-term Treasury yields experienced periods of volatility. Investors were initially focused on the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered a “flight to quality” during the first quarter of 2008, causing Treasury yields to move lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). Treasury yields then moved higher in April, May and early June, as oil prices hit record levels. However, an additional credit crunch in mid-June resulted in another flight to quality, with Treasury yields again moving lower. Overall, during the six months ended June 30, 2008, two-year Treasury yields fell from 3.05% to 2.63%. Over the same time frame, 10-year Treasury yields moved from 4.04% to 3.99%.

During the reporting period, the yields available from money market instruments fluctuated and ultimately moved lower given the Fed’s numerous rate cuts. The current market challenges have not affected the Funds’ $1.00 share price. Additionally, we believe that the current situation should not affect the Funds’ $1.00 share price, going forward. Over time, we also believe that the Funds’ returns should remain competitive. One of the Funds, Western Asset Money Market Fund, entered into capital support arrangements for certain of its portfolio securities. For further details, please refer to Note 4 in the “Notes to financial statements.”

II | Legg Mason Partners Money Market Trust

Performance review

Western Asset Money Market Fund

As of June 30, 2008, the seven-day current yield for Class A shares of Western Asset Money Market Fund was 2.35% and the seven-day effective yield, which reflects compounding, was 2.38%.[1]

Western Asset Government Money Market Fund

As of June 30, 2008, the seven-day current yield for Class A shares of Western Asset Government Money Market Fund was 1.81% and the seven-day effective yield, which reflects compounding, was 1.82%.[1]

LEGG MASON PARTNERS MONEY MARKET TRUST Yields as of June 30, 2008 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Money Market Fund
Class A Shares	2.35%	2.38%
Class B Shares	1.90%	1.92%
Class C Shares	1.41%	1.42%
Class I Shares	2.47%	2.50%
Government Money Market Fund Class A Shares	1.81%	1.82%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

An investment in the Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[1]       The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Legg Mason Partners Money Market Trust | III

Letter from the chairman continued

Information about your funds

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Funds’ manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Funds are not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Funds is contained in the “Notes to financial statements” included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 31, 2008

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the Funds. Funds that invest in structured securities (such as those issued by Structured Investment Vehicles, or “SIVs”), which are collateralized by residential real estate mortgages, are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values. Please see the Funds’ prospectuses for more information on these and other risks.

[i]        Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii        Source: Bloomberg, 7/08.

iii       Source: The Conference Board, 7/08.

iv       The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

[v]        The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

IV | Legg Mason Partners Money Market Trust

Fund at a glance (unaudited)

Western Asset Money Market Fund

INVESTMENT BREAKDOWN (%) As a percent of total investments — June 30, 2008

Legg Mason Partners Money Market Trust 2008 Semi-Annual Report | 1

Fund at a glance (unaudited) continued

Western Asset Government Money Market Fund

INVESTMENT BREAKDOWN (%) As a percent of total investments — June 30, 2008

2 | Legg Mason Partners Money Market Trust 2008 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2008 and held for the six months ended June 30, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

BASED ON ACTUAL TOTAL RETURN[1]

	ACTUAL TOTAL RETURN[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Western Asset Money Market Fund:
Class A	1.60%	$1,000.00	$1,016.00	0.50%	$2.51
Class B	1.37	1,000.00	1,013.70	0.95	4.76
Class C	1.17	1,000.00	1,011.70	1.35	6.75
Class I	1.66	1,000.00	1,016.60	0.37	1.86
Western Asset Government Money Market Fund:
Class A	1.32%	$1,000.00	$1,013.20	0.52%	$2.60
1	For the six months ended June 30, 2008.
2

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total returns would have been lower. Past performance is no guarantee of future results.

3

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Money Market Trust 2008 Semi-Annual Report | 3

Fund expenses (unaudited) continued

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]

	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Western Asset Money Market Fund:
Class A	5.00%	$1,000.00	$1,022.38	0.50%	$2.51
Class B	5.00	1,000.00	1,020.14	0.95	4.77
Class C	5.00	1,000.00	1,018.15	1.35	6.77
Class I	5.00	1,000.00	1,023.02	0.37	1.86
Western Asset Government Money Market Fund:
Class A	5.00%	$1,000.00	$1,022.28	0.52%	$2.61
1	For the six months ended June 30, 2008.
2

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

4 | Legg Mason Partners Money Market Trust 2008 Semi-Annual Report

Schedules of investments (unaudited)

June 30, 2008

WESTERN ASSET MONEY MARKET FUND

FACE
AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS — 99.8%
	Bank Notes — 1.6%
$100,000,000	Bank of America N.A., 3.208% due 4/3/09 (a)(b)	$100,000,000
44,000,000	PNC Bank, 2.443% due 12/29/08 (b)	43,904,117
	Wells Fargo Bank N.A.:
210,000,000	2.505% due 7/25/08 (c)	209,650,000
165,000,000	2.559% due 6/3/09 (b)	165,000,000
	Total Bank Notes	518,554,117
	Certificates of Deposit — 44.7%
	ABN Amro Bank NV:
74,900,000	5.410% due 7/11/08	74,902,927
165,000,000	3.010% due 10/24/08	165,105,386
140,000,000	Allied Irish Banks, 2.820% due 9/12/08	140,000,000
	American Express Bank FSB:
120,000,000	2.440% due 7/8/08	120,000,000
120,000,000	2.500% due 7/21/08	120,000,000
82,000,000	2.740% due 8/12/08	82,000,000
85,000,000	American Express Centurion Bank, 2.510% due 7/18/08	85,000,000
	Banco Bilbao Vizcaya:
100,000,000	2.550% due 7/2/08	100,000,276
105,000,000	2.555% due 7/18/08	105,000,000
97,000,000	2.755% due 10/7/08	97,001,302
165,000,000	2.770% due 11/7/08	165,000,000
84,000,000	2.750% due 11/24/08	84,000,000
122,000,000	2.760% due 11/24/08	122,000,000
143,000,000	3.190% due 12/22/08	143,000,000
80,000,000	Banco Santander, 3.000% due 10/23/08	80,000,000
165,000,000	Bank of America N.A., 2.770% due 12/5/08	165,000,000
100,000,000	Bank of Ireland, 2.700% due 9/12/08	100,000,000
	Bank of Ireland Governor & Co.:
84,000,000	2.670% due 8/18/08	84,000,000
165,000,000	3.150% due 12/29/08	165,000,000
	Bank of Montreal:
107,000,000	2.500% due 7/2/08	107,000,000
160,000,000	2.520% due 7/2/08	160,000,000
88,000,000	2.500% due 7/11/08	88,000,000
224,000,000	3.740% due 7/17/08	224,000,000
60,000,000	3.710% due 7/22/08	60,024,453
64,700,000	3.250% due 7/29/08	64,715,797
90,000,000	3.030% due 8/7/08	90,000,000
54,500,000	3.000% due 8/22/08	54,500,000

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2008 Semi-Annual Report | 5

Schedules of investments (unaudited) continued

June 30, 2008

WESTERN ASSET MONEY MARKET FUND

FACE
AMOUNT	SECURITY	VALUE
	Certificates of Deposit — 44.7% continued
	Bank of Nova Scotia:
$31,000,000	5.170% due 7/7/08	$31,000,000
150,000,000	2.500% due 8/5/08	150,000,000
50,000,000	5.030% due 9/17/08	50,000,000
110,000,000	2.600% due 10/1/08	110,000,000
	Bank of Scotland PLC:
105,000,000	2.705% due 8/13/08	105,000,000
100,000,000	2.670% due 8/19/08	100,000,000
80,000,000	3.500% due 10/22/08	80,095,890
150,000,000	2.994% due 2/6/09 (b)	150,000,000
	Bank of Tokyo:
105,000,000	2.850% due 8/6/08	105,000,000
100,000,000	2.720% due 8/12/08	100,000,000
125,000,000	2.750% due 11/22/08	125,000,000
	Bank of Tokyo Mitsubishi:
92,000,000	4.140% due 7/10/08	92,000,000
88,000,000	2.520% due 7/24/08	88,000,000
100,000,000	2.650% due 8/29/08	100,000,000
100,000,000	2.890% due 12/10/08	100,000,000
	Barclays Bank PLC NY:
82,000,000	3.150% due 7/31/08	82,000,000
82,000,000	2.750% due 8/8/08	82,000,000
64,000,000	3.050% due 8/25/08	64,000,000
90,000,000	2.850% due 9/8/08	90,000,000
75,000,000	2.960% due 10/17/08	75,000,000
84,000,000	2.820% due 11/13/08	84,000,000
120,000,000	3.150% due 12/29/08	120,000,000
135,000,000	2.970% due 4/20/09	135,000,000
85,000,000	2.910% due 5/13/09 (b)	85,000,000
	BNP Paribas NY Branch:
85,000,000	5.385% due 7/16/08	85,000,000
127,000,000	2.700% due 8/12/08	127,000,000
23,000,000	2.690% due 8/29/08	23,000,000
132,000,000	2.700% due 10/6/08	132,000,000
162,000,000	2.960% due 10/24/08	162,000,000
90,000,000	2.740% due 11/24/08	90,000,000
100,000,000	2.850% due 12/5/08	100,000,000
	Calyon NY Branch:
205,000,000	2.900% due 10/1/08	205,000,000
85,000,000	2.930% due 10/23/08	85,026,423
	Canadian Imperial Bank:
100,000,000	2.390% due 7/7/08 (b)	100,000,000
58,000,000	4.180% due 11/5/08	57,874,798

See Notes to Financial Statements.

6 | Legg Mason Partners Money Market Trust 2008 Semi-Annual Report

WESTERN ASSET MONEY MARKET FUND

FACE
AMOUNT	SECURITY	VALUE
	Certificates of Deposit — 44.7% continued
$100,000,000	Citibank N.A., 4.570% due 9/3/08	$100,000,000
74,500,000	Credit Suisse New York, 2.951% due 3/3/09 (b)	74,500,000
210,000,000	Depfa Bank PLC, 2.440% due 7/9/08	210,000,000
408,229,000	Deutsche Bank AG NY, 2.720% due 8/1/08	408,229,000
	Dexia Credit Local SA:
320,500,000	2.690% due 8/7/08	320,512,932
100,000,000	2.690% due 8/12/08	100,001,159
155,000,000	2.660% due 9/3/08	155,000,000
97,000,000	2.770% due 9/10/08	97,000,000
100,000,000	Dresdner Bank AG NY, 2.550% due 7/11/08	100,000,000
	Fortis Bank NY:
100,000,000	2.430% due 7/9/08	100,000,000
97,000,000	2.440% due 7/23/08	97,000,000
193,000,000	2.700% due 9/3/08	193,000,000
207,000,000	2.680% due 9/4/08	206,992,501
100,000,000	2.760% due 10/6/08	100,000,000
85,000,000	HBOS Treasury Services NY, 5.400% due 7/10/08	85,058,045
127,000,000	HSBC Bank USA, 2.760% due 7/14/08	127,000,000
	Intesa San Paulo SpA NY:
75,000,000	2.923% due 3/5/09 (b)	75,000,000
45,000,000	3.210% due 4/22/09	45,000,000
	Istituto Bancario SA:
100,000,000	2.910% due 7/23/08	100,000,000
99,000,000	2.800% due 11/24/08	99,000,000
163,000,000	3.670% due 6/11/09	163,000,000
	KBC Bank N.V.:
100,000,000	2.600% due 7/14/08	100,000,360
175,000,000	2.500% due 7/28/08	175,000,000
	Lloyds Bank PLC:
168,000,000	2.630% due 7/9/08	168,005,494
335,000,000	2.380% due 7/10/08	335,000,000
50,000,000	2.510% due 8/4/08	50,000,470
	Natixis:
85,000,000	2.710% due 7/7/08	85,000,141
125,000,000	2.525% due 7/21/08	125,000,346
100,000,000	3.000% due 8/1/08	100,007,578
162,000,000	2.850% due 8/4/08	162,001,519
78,300,000	3.000% due 8/4/08	78,300,000
	Nordea Bank Finland NY:
74,170,000	4.820% due 10/22/08	74,192,215
217,500,000	4.700% due 10/24/08	218,363,062
45,000,000	4.670% due 11/5/08	45,028,252
135,000,000	PNC Bank N.A., 3.127% due 2/23/09 (b)	135,000,000

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2008 Semi-Annual Report | 7

Schedules of investments (unaudited) continued

June 30, 2008

WESTERN ASSET MONEY MARKET FUND

FACE
AMOUNT	SECURITY	VALUE
	Certificates of Deposit — 44.7% continued
	Rabobank Nederland NY:
$25,000,000	2.630% due 7/15/08	$25,000,000
100,000,000	2.430% due 7/23/08	100,000,000
240,000,000	2.480% due 8/11/08	240,000,000
106,000,000	2.540% due 8/22/08	105,990,645
175,000,000	2.700% due 9/22/08	175,000,000
	Royal Bank of Canada NY:
182,000,000	2.750% due 7/2/08	182,000,000
200,000,000	2.900% due 8/1/08	200,000,000
48,000,000	2.970% due 8/25/08	48,007,197
122,000,000	2.600% due 9/3/08	122,000,000
75,000,000	2.410% due 9/19/08	75,000,000
	Royal Bank of Scotland NY:
50,000,000	3.750% due 7/22/08	50,021,483
95,000,000	3.020% due 10/28/08	95,000,000
25,000,000	3.180% due 12/12/08	25,000,000
85,000,000	Skandinaviska Enskilda Banken, 2.505% due 7/21/08	85,000,235
	Societe Generale NY:
75,000,000	5.200% due 7/25/08	75,000,000
115,000,000	2.840% due 9/29/08	115,000,000
	Svenska Handelsbanken NY:
160,000,000	2.770% due 7/1/08	160,000,000
95,000,000	2.650% due 7/7/08	95,000,000
82,000,000	2.600% due 8/21/08	82,000,000
75,000,000	5.005% due 10/9/08	75,000,991
125,000,000	3.080% due 12/30/08	125,000,000
	Toronto Dominion Bank NY:
106,000,000	2.680% due 8/18/08	106,000,000
165,000,000	2.600% due 8/29/08	165,000,000
105,000,000	2.860% due 9/8/08	105,000,000
100,000,000	2.760% due 11/6/08	100,000,000
	UBS AG Stamford CT:
100,000,000	4.090% due 7/1/08	100,000,000
89,000,000	5.030% due 9/15/08	89,000,000
	Unicredito Italiano SpA NY:
75,000,000	3.120% due 7/29/08	75,000,000
76,500,000	4.720% due 9/15/08	76,501,559
	Wachovia Bank N.A.:
86,500,000	4.500% due 12/1/08	86,500,000
127,000,000	3.100% due 12/29/08	127,000,000
	Total Certificates of Deposit	14,607,462,436

See Notes to Financial Statements.

8 | Legg Mason Partners Money Market Trust 2008 Semi-Annual Report

WESTERN ASSET MONEY MARKET FUND

FACE
AMOUNT	SECURITY	VALUE
	Certificates of Deposit (Euro) — 1.3%
$85,000,000	ABN Amro Bank NV, 2.900% due 8/5/08	$84,985,310
	Banco Santander:
150,000,000	4.190% due 7/15/08	150,000,571
85,000,000	3.005% due 8/4/08	85,003,559
122,000,000	2.960% due 8/13/08	122,001,436
	Total Certificates of Deposit (Euro)	441,990,876
	Commercial Paper — 31.1%
	ABN Amro Bank NV:
146,525,000	2.678% due 8/6/08 (c)	146,135,244
45,300,000	2.713% due 9/8/08 (c)	45,067,309
	Allied Irish Banks PLC:
100,000,000	2.911% due 7/28/08 (a)(c)	99,783,250
98,000,000	3.036% due 8/21/08 (a)(c)	97,584,888
88,250,000	2.856% due 9/8/08 (a)(c)	87,773,855
35,000,000	3.147% due 12/18/08 (a)(c)	34,487,639
	Australia & New Zealand Banking Group:
100,000,000	2.607% due 8/29/08 (a)(c)	99,575,528
82,000,000	2.748% due 9/15/08 (a)(c)	81,527,407
80,000,000	2.717% due 11/10/08 (a)(c)	79,213,867
	Bank of America Corp.:
76,500,000	2.463% due 7/8/08 (c)	76,463,408
160,000,000	2.700% due 8/8/08 (c)	159,547,377
122,000,000	2.575% due 8/11/08 (c)	121,644,302
90,000,000	2.941% due 11/25/08 (c)	88,932,413
	Bank of Ireland:
120,000,000	2.769% due 7/14/08 (a)(c)	119,880,833
85,000,000	2.972% due 7/28/08 (a)(c)	84,811,938
95,000,000	2.749% due 8/15/08 (a)(c)	94,675,813
50,000,000	2.781% due 10/22/08 (a)(c)	49,568,403
167,000,000	Bank of Nova Scotia, 2.511% due 8/11/08 (c)	166,524,513
100,000,000	BNP Paribas NY Branch, 2.950% due 7/1/08 (c)	100,000,000
	BNZ International Funding Ltd.:
50,000,000	4.093% due 7/14/08 (a)(c)	49,927,597
82,000,000	2.743% due 8/5/08 (a)(c)	81,782,757
141,000,000	2.781% - 2.930% due 9/5/08 (a)(c)	140,266,034
105,000,000	2.689% due 10/15/08 (a)(c)	104,177,617
50,000,000	2.897% due 12/5/08 (a)(c)	49,377,451
	CBA (Delaware) Finance Inc.:
245,000,000	2.628% due 9/5/08 (c)	243,827,675
165,000,000	2.748% due 9/15/08 (c)	164,049,050

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2008 Semi-Annual Report | 9

Schedules of investments (unaudited) continued

June 30, 2008

WESTERN ASSET MONEY MARKET FUND

FACE
AMOUNT	SECURITY	VALUE
	Commercial Paper — 31.1% continued
	Danske Corp.:
$109,444,000	2.602% due 7/14/08 (a)(c)	$109,341,639
22,055,000	2.523% due 7/15/08 (c)	22,033,386
94,000,000	2.556% due 7/18/08 (a)(c)	93,886,809
92,600,000	2.469% due 7/21/08 (c)	92,473,447
66,000,000	2.471% due 7/29/08 (c)	65,873,720
100,000,000	2.648% due 8/4/08 (a)(c)	99,752,556
150,000,000	3.050% due 4/9/09 (a)(b)	150,000,000
	Depfa Bank PLC:
87,000,000	2.623% due 7/7/08 (a)(c)	86,962,010
23,500,000	2.538% due 7/28/08 (a)(c)	23,455,409
160,000,000	2.567% due 7/30/08 (a)(c)	159,670,044
200,000,000	2.667% due 8/29/08 (a)(c)	199,131,388
	Dexia Delaware:
101,000,000	2.750% due 7/14/08 (c)	100,900,431
100,000,000	2.810% due 9/22/08 (c)	99,356,750
	General Electric Capital Corp.:
82,000,000	2.410% due 8/4/08 (c)	81,814,133
105,000,000	4.497% due 8/25/08 (c)	104,302,187
125,000,000	2.727% due 9/2/08 (c)	124,411,563
125,000,000	2.496% due 10/17/08 (c)	124,073,750
	ING Funding LLC:
170,000,000	2.621% - 2.725% due 7/14/08 (c)	169,837,319
80,000,000	2.668% due 8/8/08 (c)	79,776,222
75,000,000	2.985% due 10/24/08 (c)	74,295,625
150,000,000	3.035% - 3.045% due 12/22/08 (c)	147,830,317
40,000,000	3.071% due 12/23/08 (c)	39,411,806
65,000,000	3.079% due 1/20/09 (c)	63,896,751
19,000,000	Intesa Funding LLC, 2.392% due 7/14/08 (c)	18,983,602
91,417,460	Issuer Entity LLC, 2.709% due 10/30/08 (b)(d)(e)(k)	49,584,830
	JPMorgan Chase:
40,600,000	2.917% due 8/4/08 (c)	40,489,760
122,000,000	2.516% due 8/12/08 (c)	121,644,167
250,000,000	2.737% due 12/2/08 (c)	247,112,500
	Kredietbank NA Financial Corp.:
100,000,000	2.520% due 7/17/08 (c)	99,888,444
167,109,000	2.496% due 7/28/08 (c)	166,796,924
203,000,000	Lloyds Bank PLC, 2.485% due 8/5/08 (c)	202,511,531
450,000,000	Morgan Stanley Master Note, 3.300% due 7/1/08	450,000,000

See Notes to Financial Statements.

10 | Legg Mason Partners Money Market Trust 2008 Semi-Annual Report

WESTERN ASSET MONEY MARKET FUND

FACE
AMOUNT	SECURITY	VALUE
	Commercial Paper — 31.1% continued
	Natixis:
$88,000,000	2.505% due 7/24/08 (a)(c)	$87,859,445
115,000,000	2.739% due 8/14/08 (a)(c)	114,617,689
100,000,000	2.678% due 8/15/08 (a)(c)	99,667,500
117,400,000	Nestle Capital Corp., 2.550% due 7/1/08 (a)(c)	117,400,000
111,390,000	Rabobank Nederland NY, 2.504% due 7/7/08 (c)	111,343,588
105,000,000	Royal Bank of Scotland PLC, 2.733% due 8/21/08 (a)(c)	104,598,375
	San Paolo IMI U.S. Financial Co.:
3,195,000	2.702% due 7/11/08 (c)	3,192,604
84,000,000	2.719% due 8/8/08 (c)	83,760,600
150,000,000	2.597% due 8/19/08 (c)	149,473,250
80,000,000	2.668% due 8/29/08 (c)	79,652,556
	Skandinaviska Enskilda Banken:
132,000,000	2.894% due 7/7/08 (a)(c)	131,936,970
97,000,000	2.942% due 7/30/08 (a)(c)	96,773,397
80,000,000	2.744% due 9/4/08 (a)(c)	79,607,111
144,000,000	2.703% due 9/12/08 (a)(c)	143,217,440
95,000,000	3.150% due 12/10/08 (a)(c)	93,674,750
	Societe Generale N.A.:
105,000,000	2.891% due 8/5/08 (c)	104,707,021
80,450,000	2.638% due 8/6/08 (c)	80,238,417
110,000,000	3.046% due 10/30/08 (c)	108,890,833
100,000,000	2.841% due 11/10/08 (c)	98,973,333
141,000,000	Svenska Handelsbanken NY, 2.501% due 8/4/08 (c)	140,668,415
	Swedbank:
125,000,000	2.455% due 7/8/08 (c)	124,940,451
135,000,000	2.471% due 7/14/08 (c)	134,879,831
187,000,000	2.602% - 2.616% due 7/28/08 (c)	186,635,177
81,000,000	2.925% due 8/18/08 (c)	80,685,720
66,940,000	2.774% due 9/2/08 (c)	66,616,680
82,000,000	2.807% due 9/9/08 (c)	81,556,745
85,000,000	2.962% due 9/18/08 (c)	84,451,608
142,500,000	Swedish Export Credit, 2.248% due 8/22/08 (c)	142,039,962
120,000,000	Toyota Motor Credit Corp., 2.859% due 7/8/08 (c)	119,933,967
	UBS Finance Delaware LLC:
27,220,000	3.003% due 7/23/08 (c)	27,170,762
100,000,000	2.942% due 7/31/08 (c)	99,758,333
	Unicredito Italiano SpA NY:
205,000,000	2.859% - 2.863% due 8/26/08 (a)(c)	204,092,139
52,900,000	3.040% due 9/16/08 (a)(c)	52,558,296

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2008 Semi-Annual Report | 11

Schedules of investments (unaudited) continued

June 30, 2008

WESTERN ASSET MONEY MARKET FUND

FACE
AMOUNT	SECURITY	VALUE
	Commercial Paper — 31.1% continued
	Westpac Banking Corp.:
$35,000,000	2.837% due 7/8/08 (a)(c)	$34,980,808
100,000,000	2.820% due 7/31/08 (a)(c)	99,766,667
71,400,000	2.593% due 9/12/08 (a)(c)	71,029,355
165,000,000	2.645% due 11/17/08 (a)(c)	163,337,212
	Total Commercial Paper	10,180,792,195
	Corporate Bonds & Notes — 1.6%
150,000,000	Australia & New Zealand, 2.892% due 3/2/09 (a)(b)	150,000,000
115,000,000	Bank of America Corp., 3.375% due 2/17/09	115,390,196
62,375,000	Kimberly-Clark Corp., 4.420% due 12/19/08 (a)	62,324,001
100,000,000	Rabobank Nederland NV, 2.900% due 4/30/09 (a)(b)	100,000,000
100,000,000	Royal Bank of Canada, 3.233% due 5/15/09 (a)(b)	100,000,000
	Total Corporate Bonds & Notes	527,714,197
	Medium-Term Notes — 2.7%
75,000,000	ANZ National International Ltd., 2.916% due 2/9/09 (a)(b)	75,000,000
	Axon Financial Funding LLC:
100,000,000	2.589% due 8/14/08 (d)(f)(g)(k)	79,860,000
100,000,000	2.644% due 8/14/08 (d)(f)(g)(k)	79,860,000
50,000,000	2.651% due 8/14/08 (d)(f)(g)(k)	39,930,000
20,000,000	5.360% due 8/14/08 (d)(f)(g)(k)	15,972,000
50,000,000	5.420% due 8/14/08 (d)(f)(g)(k)	39,930,000
41,380,365	Cheyne Finance LLC, 2.324% due 7/21/08 (d)(h)(k)	28,639,351
150,000,000	Citigroup Funding Inc., 3.633% due 5/8/09 (b)	149,981,008
70,000,000	Nightingale Finance LLC, Notes, 2.701% due 7/11/08 (b)(d)	69,999,722
	Orion Finance USA LLC:
50,000,000	2.629% due 8/21/08 (d)(f)(i)	50,000,000
100,000,000	2.635% due 8/21/08 (d)(f)(i)	100,000,000
43,050,000	Royal Bank of Scotland PLC, 2.630% due 3/4/09 (a)(b)	43,050,000
50,000,000	Toyota Motor Credit Corp., 2.470% due 10/6/08 (b)	49,990,755
50,000,000	White Pine Finance LLC, 2.095% due 8/18/08 (d)(f)(j)	50,000,000
	Total Medium-Term Notes	872,212,836
	Promissory Notes — 2.1%
	Goldman Sachs Group Inc:
525,000,000	4.750% due 9/16/08 (d)	525,000,000
150,000,000	3.163% due 12/15/08 (d)	150,000,000
	Total Promissory Notes	675,000,000
	Time Deposits — 3.2%
176,041,000	BNP Paribas Grand Cayman, 2.950% due 7/1/08	176,041,000
	Calyon Grand Cayman:
200,000,000	2.750% due 7/1/08	200,000,000
321,079,000	3.000% due 7/1/08	321,079,000
200,000,000	Danske Bank London, 3.150% due 7/1/08	200,000,000
150,000,000	Depfa Bank PLC, 2.650% due 7/1/08	150,000,000
	Total Time Deposits	1,047,120,000

See Notes to Financial Statements.

12 | Legg Mason Partners Money Market Trust 2008 Semi-Annual Report

WESTERN ASSET MONEY MARKET FUND

FACE AMOUNT	SECURITY	VALUE
	U.S. Government Agencies — 10.4%
	Federal Farm Credit Bank (FFCB):
$55,000,000	2.040% due 2/11/09 (b)	$54,986,567
100,000,000	Bonds, 2.352% due 9/17/08 (b)	99,997,880
	Federal Home Loan Bank (FHLB):
67,000,000	4.500% due 10/24/08	67,029,091
45,000,000	2.288% due 12/3/08 (b)	45,000,000
47,500,000	2.080% due 1/30/09 (b)	47,500,000
85,000,000	2.385% due 6/10/09 (b)	85,000,000
200,000,000	2.403% due 12/28/09 (b)	199,866,778
	Bonds:
125,000,000	2.120% due 8/7/09 (b)	125,000,000
250,000,000	2.413% due 8/27/09 (b)	249,942,718
	Discount Notes:
80,000,000	2.313% due 8/29/08 (c)	79,698,444
41,242,000	2.132% due 10/24/08 (c)	40,964,017
80,000,000	2.398% due 11/28/08 (c)	79,210,333
	Federal Home Loan Mortgage Corp. (FHLMC):
100,000,000	2.368% due 10/7/09 (b)	100,000,000
	Discount Notes:
80,000,000	2.555% due 9/12/08 (c)	79,591,200
60,242,000	2.066% due 9/18/08 (c)	59,970,995
70,000,000	2.187% due 9/25/08 (c)	69,637,128
75,000,000	2.106% due 9/29/08 (c)	74,609,062
40,000,000	2.122% due 10/27/08 (c)	39,724,667
225,350,000	2.429% - 2.491% due 12/8/08 (c)	222,906,173
100,000,000	2.144% due 12/31/08 (c)	98,927,417
50,000,000	3.040% due 6/22/09 (c)	48,541,389
73,500,000	Notes, 2.413% due 9/28/09 (b)	73,472,806
	Federal National Mortgage Association (FNMA):
	Discount Notes:
55,284,000	2.544% due 8/29/08 (c)	55,056,583
75,000,000	2.122% due 9/24/08 (c)	74,628,125
44,805,000	2.070% due 10/22/08 (c)	44,516,692
100,000,000	2.523% due 11/3/08 (c)	99,131,945
120,000,000	2.345% due 11/12/08 (c)	118,963,734
120,000,000	2.346% due 11/19/08 (c)	118,909,600
164,474,000	2.317% - 2.327% due 11/26/08 (c)	162,920,917
55,000,000	2.557% due 12/10/08 (c)	54,375,062
50,750,000	2.009% due 2/27/09 (c)	50,080,706
200,000,000	2.187% - 2.244% due 3/27/09 (c)	196,734,639
100,000,000	2.458% due 5/1/09 (c)	97,973,333

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2008 Semi-Annual Report | 13

Schedules of investments (unaudited) continued

June 30, 2008

WESTERN ASSET MONEY MARKET FUND

FACE AMOUNT	SECURITY	VALUE
	U.S. Government Agencies — 10.4% continued
	Notes:
$75,000,000	2.070% due 1/16/09 (b)	$75,000,000
97,500,000	2.060% due 1/23/09 (b)	97,494,497
100,000,000	2.230% due 9/3/09 (b)	100,000,000
	Total U.S. Government Agencies	3,387,362,498
	U.S. Government Obligation — 0.3%
$100,000,000	U.S. Treasury Notes, 3.875% due 5/15/09	101,675,968
	U.S. Treasury Bill — 0.5%
150,000,000	U.S. Treasury Bills, 1.697% due 10/30/08 (c)	149,151,740
	Capital Support Agreements (Cost — $0) (Note 4) (k) — 0.3%	115,924,133
	TOTAL INVESTMENTS — 99.8% (Cost — $32,624,960,996#)	32,624,960,996
	Other Assets in Excess of Liabilities — 0.2%	53,818,711
	TOTAL NET ASSETS — 100.0%	$32,678,779,707
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.
(c)	Rate shown represents yield-to-maturity.
(d)	Illiquid security.
(e)	The Fund has received partial principal payments. The Fund has determined that it is currently in its best interest to continue to hold this security.
(f)	Date shown is the date of the next interest rate change. Both principal and interest are currently in default.
(g)	On November 20, 2007, an insolvency event was declared. The Fund has determined that it is currently in its best interest to continue to hold these securities.
(h)

On October 17, 2007 an insolvency event was declared. Date shown is the date of the next interest rate change. The Fund received partial principal payments and has determined that it is currently in its best interest to continue to hold this security.

(i)	On January 14, 2008, an insolvency event was declared. The Fund has determined that it is currently in its best interest to continue to hold these securities.
(j)	On February 12, 2008, an insolvency event was declared. The Fund has determined that it is currently in its best interest to continue to hold this security.
(k)	The value shown is the fair market value as of June 30, 2008. These securities are supported by Capital Support Agreements (See Note 4).
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

14 | Legg Mason Partners Money Market Trust 2008 Semi-Annual Report

WESTERN ASSET GOVERNMENT MONEY MARKET FUND

FACE
AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS — 99.0%
	U.S. Government & Agency Obligations — 96.8%
	U.S. Government Agencies — 96.2%
	Federal Farm Credit Bank (FFCB):
$35,000,000	2.259% due 9/4/08 (a)	$34,857,812
55,000,000	2.200% due 4/16/09	54,994,159
100,000,000	2.110% due 9/25/09 (b)	99,938,085
35,000,000	2.514% due 11/9/09 (b)	35,000,000
	Bonds:
100,000,000	2.050% due 8/1/08 (b)	100,000,000
73,900,000	2.352% due 9/17/08 (b)	73,898,434
75,000,000	2.080% due 9/22/08 (b)	75,000,000
25,000,000	2.050% due 11/3/08 (b)	24,999,158
50,000,000	1.990% due 11/5/08 (b)	50,000,000
50,000,000	2.000% due 11/13/08 (b)	50,000,000
100,000,000	2.030% due 11/21/08 (b)	99,996,140
75,000,000	2.040% due 12/17/08 (b)	74,996,579
75,000,000	1.960% due 1/23/09 (b)	74,998,160
50,000,000	2.050% due 2/6/09 (b)	50,000,000
50,000,000	1.960% due 5/15/09 (b)	49,995,650
100,000,000	2.371% due 9/21/09 (b)	99,939,208
52,000,000	2.120% due 3/5/10 (b)	52,000,000
	Discount Notes:
15,000,000	5.095% due 7/22/08 (a)	14,957,563
50,000,000	2.517% due 7/23/08 (a)	49,923,917
30,000,000	2.529% due 7/25/08 (a)	29,950,000
16,000,000	2.164% due 7/30/08 (a)	15,972,160
20,000,000	2.147% due 8/5/08 (a)	19,958,389
25,000,000	2.157% due 8/12/08 (a)	24,937,292
35,000,000	2.157% due 8/13/08 (a)	34,910,118
30,000,000	2.158% due 8/14/08 (a)	29,921,167
50,000,000	2.460% due 8/19/08 (a)	49,834,625
40,000,000	2.188% due 8/29/08 (a)	39,857,089
8,800,000	4.503% due 9/18/08 (a)	8,716,769
9,774,000	4.495% due 9/23/08 (a)	9,675,934
61,000,000	2.477% due 12/1/08 (a)	60,370,022
50,000,000	2.460% due 12/17/08 (a)	49,434,319
49,795,000	2.465% due 1/20/09 (a)	49,118,300
9,000,000	2.568% due 5/1/09 (a)	8,809,240
50,000,000	2.385% due 5/20/09 (a)	48,954,736
20,000,000	2.475% due 5/29/09 (a)	19,554,567
	Federal Home Loan Bank (FHLB):
100,000,000	2.703% due 10/29/08 (b)	100,002,869
75,000,000	2.478% due 11/21/08 (b)	75,000,000
85,000,000	2.150% due 8/7/09 (b)	84,981,229

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2008 Semi-Annual Report | 15

Schedules of investments (unaudited) continued

June 30, 2008

WESTERN ASSET GOVERNMENT MONEY MARKET FUND

FACE
AMOUNT	SECURITY	VALUE
	U.S. Government Agencies — 96.2% continued
	Bonds:
$50,000,000	2.538% due 8/21/08 (b)	$50,005,222
85,000,000	2.760% due 10/24/08 (b)	84,991,015
75,000,000	2.574% due 11/4/08 (b)	75,000,000
65,000,000	2.596% due 2/11/09 (b)	65,000,000
50,000,000	2.599% due 2/18/09 (b)	50,000,000
100,000,000	2.340% due 8/6/09 (b)	99,983,673
50,000,000	2.120% due 8/7/09 (b)	50,000,000
76,500,000	2.413% due 8/27/09 (b)	76,482,472
	Discount Notes:
2,264,000	2.000% due 7/1/08 (a)	2,264,000
100,000,000	2.229% due 7/11/08 (a)	99,938,194
100,000,000	2.086% due 7/23/08 (a)	99,873,194
44,055,000	2.025% due 8/6/08 (a)	43,966,229
75,000,000	2.030% due 8/8/08 (a)	74,840,083
150,000,000	2.081% - 2.563% due 8/13/08 (a)	149,601,653
50,000,000	2.364% due 9/10/08 (a)	49,768,264
50,000,000	2.384% due 9/17/08 (a)	49,743,250
50,000,000	2.405% due 9/19/08 (a)	49,734,444
135,000,000	2.129% - 2.486% due 9/24/08 (a)	134,276,438
25,000,000	2.199% due 11/14/08 (a)	24,794,583
181,665,000	2.532% - 2.614% due 12/10/08 (a)	179,591,869
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
145,983,000	2.554% due 7/10/08 (a)	145,890,666
60,000,000	2.062% - 2.091% due 7/28/08 (a)	59,906,925
32,655,000	2.541% due 8/4/08 (a)	32,577,589
47,382,000	2.501% due 8/11/08 (a)	47,248,712
39,349,000	2.222% - 2.348% due 9/2/08 (a)	39,194,056
75,000,000	2.556% due 9/12/08 (a)	74,616,750
138,630,000	2.373% - 2.404% due 9/15/08 (a)	137,934,881
50,000,000	2.138% due 9/22/08 (a)	49,756,187
100,000,000	2.187% due 9/25/08 (a)	99,481,611
50,000,000	2.112% due 9/29/08 (a)	49,738,750
50,000,000	2.102% due 10/6/08 (a)	49,719,643
50,000,000	2.103% due 10/14/08 (a)	49,696,521
50,000,000	2.117% due 11/3/08 (a)	49,636,285
75,000,000	2.095% due 11/7/08 (a)	74,443,687
50,000,000	2.143% due 11/10/08 (a)	49,611,333
25,000,000	2.204% due 11/17/08 (a)	24,789,569
62,500,000	2.429% - 4.021% due 12/8/08 (a)	61,751,944
40,000,000	2.671% due 12/22/08 (a)	39,490,567
70,000,000	2.422% - 2.488% due 2/2/09 (a)	68,998,900

See Notes to Financial Statements.

16 | Legg Mason Partners Money Market Trust 2008 Semi-Annual Report

WESTERN ASSET GOVERNMENT MONEY MARKET FUND

FACE AMOUNT	SECURITY	VALUE
	U.S. Government Agencies — 96.2% continued
$33,691,000	2.135% due 3/30/09 (a)	$33,158,982
50,000,000	2.145% due 3/30/09 (a)	49,206,667
25,000,000	3.040% due 6/22/09 (a)	24,270,695
	Notes:
125,000,000	2.641% due 9/30/08 (b)	124,982,472
55,581,000	4.875% due 2/17/09	56,395,185
75,000,000	2.451% due 9/18/09 (b)	75,000,000
50,000,000	2.461% due 9/21/09 (b)	50,000,000
	Federal National Mortgage Association (FNMA):
35,141,000	3.875% due 11/17/08	35,304,026
	Discount Notes:
21,317,000	2.527% due 7/9/08 (a)	21,305,157
49,644,000	2.528% - 2.546% due 7/16/08 (a)	49,592,015
149,650,000	2.208% due 8/6/08 (a)	149,320,770
37,049,000	2.047% due 8/20/08 (a)	36,944,542
35,000,000	4.120% due 8/29/08 (a)	34,770,556
125,000,000	2.150% - 2.353% due 9/10/08 (a)	124,464,542
291,245,000	2.111% - 2.364% due 9/17/08 (a)	289,902,911
25,000,000	2.184% due 11/12/08 (a)	24,799,000
40,000,000	2.224% due 11/19/08 (a)	39,655,333
50,000,000	2.124% due 11/24/08 (a)	49,574,167
6,750,000	2.557% due 12/10/08 (a)	6,673,303
100,000,000	2.072% due 12/26/08 (a)	98,991,333
25,000,000	2.168% due 12/28/08 (a)	24,732,534
105,071,000	2.427% - 2.488% due 1/30/09 (a)	103,583,433
91,666,000	1.988% - 2.249% due 2/27/09 (a)	90,344,999
50,000,000	2.187% - 2.239% due 3/27/09 (a)	49,191,132
	Notes:
50,000,000	2.100% due 1/9/09 (b)	50,000,000
50,000,000	2.070% due 1/16/09 (b)	50,000,000
200,000,000	2.060% due 1/23/09 (b)	199,979,943
75,000,000	2.230% due 9/3/09 (b)	75,000,000
	Total U.S. Government Agencies	6,656,936,546
	U.S. Government Obligation — 0.6%
40,000,000	U.S. Treasury Bills, 1.527% due 10/23/08 (a)	39,808,100
	Total U.S. Government & Agency Obligations	6,696,744,646

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2008 Semi-Annual Report | 17

Schedules of investments (unaudited) continued

June 30,2008

WESTERN ASSET GOVERNMENT MONEY MARKET FUND

FACE AMOUNT	SECURITY	VALUE
	Repurchase Agreements — 2.2%
$50,000,000	Barclays Capital Inc. tri-party repurchase agreement dated 6/30/08,
	2.450% due 7/1/08; Proceeds at maturity — $50,003,403; (Fully
	collateralized by U.S. government agency obligation, 5.225%
	due 1/27/23; Market value — $51,000,705)	$50,000,000
25,511,000	Deutsche Bank Securities Inc. tri-party repurchase agreement dated
	6/30/08, 2.500% due 7/1/08; Proceeds at maturity — $25,512,772;
	(Fully collateralized by U.S. government agency obligation, 5.000%
	due 12/17/10; Market value — $26,024,053)	25,511,000
75,000,000	Morgan Stanley tri-party repurchase agreement dated 6/30/08,
	2.400% due 7/1/08; Proceeds at maturity — $75,005,000; (Fully
	collateralized by various U.S. government agency obligations,
	0.000% due 7/21/08 to 6/23/33; Market Value — $76,503,684)	75,000,000
	Total Repurchase Agreements	150,511,000
	TOTAL INVESTMENTS — 99.0% (Cost — $6,847,255,646#)	6,847,255,646
	Other Assets in Excess of Liabilities — 1.0%	67,727,133
	TOTAL NET ASSETS — 100.0%	$6,914,982,779
(a)	Rate shown represents yield-to-maturity.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

18 | Legg Mason Partners Money Market Trust 2008 Semi-Annual Report

Statements of assets and liabilities (unaudited)

June 30, 2008

	Western Asset Money Market Fund	Western Asset Government Money Market Fund
ASSETS:
Investments, at value (Note 2)	$32,624,960,996	$6,847,255,646
Cash	973	597
Receivable for Fund shares sold	548,738,271	168,359,025
Interest receivable	154,174,527	8,370,922
Prepaid expenses	159,057	110,711
Other assets	457,738	67,370
Total Assets	33,328,491,562	7,024,164,271
LIABILITIES:
Payable for Fund shares repurchased	633,831,075	105,866,717
Investment management fee payable	9,614,648	2,326,020
Distribution fees payable	2,694,940	576,558
Trustees’ fees payable	882,111	126,286
Distributions payable	630,678	225,809
Accrued expenses	2,058,403	60,102
Total Liabilities	649,711,855	109,181,492
TOTAL NET ASSETS	$32,678,779,707	$6,914,982,779
NET ASSETS:
Par value (Note 7)	$326,789	$69,149
Paid-in capital in excess of par value	32,678,551,438	6,914,845,688
Undistributed net investment income	86,176	48,408
Accumulated net realized gain (loss) on investments	(184,696)	19,534
TOTAL NET ASSETS	$32,678,779,707	$6,914,982,779
Shares Outstanding:
Class A	32,334,873,830	6,914,914,837
Class B	37,179,366	—
Class C	161,265,533	—
Class I	145,559,238	—
Net Asset Value:
Class A	$1.00	$1.00
Class B	$1.00	—
Class C	$1.00	—
Class I	$1.00	—

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2008 Semi-Annual Report | 19

Statements of operations (unaudited)

For the Six Months Ended June 30, 2008

	Western Asset Money Market Fund	Western Asset Government Money Market Fund
INVESTMENT INCOME:
Interest	$570,603,902	$103,608,896
EXPENSES:
Investment management fee (Note 3)	56,411,521	13,546,407
Distribution fees (Notes 3 and 5)	15,804,997	3,347,166
Transfer agent fees (Note 5)	4,562,135	150,925
Legal fees	440,121	87,835
Shareholder reports (Note 5)	182,685	45,942
Insurance	182,624	14,467
Registration fees	125,958	159,015
Custody fees	89,113	17,199
Trustees’ fees	78,664	55,620
Audit and tax	31,167	13,613
Miscellaneous expenses	109,236	11,842
Total Expenses	78,018,221	17,450,031
Less: Fees paid indirectly (Note 1)	(1,262)	(399)
Net Expenses	78,016,959	17,449,632
NET INVESTMENT INCOME	492,586,943	86,159,264
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain from Investment Transactions	5,772,822	130,379
Unrealized Appreciation/Depreciation From:
Investments	(115,924,133)	—
Credit support agreements (Note 4)	115,924,133	—
Net Unrealized Appreciation/Depreciation	—	—
Net Gain on Investments	5,772,822	130,379
INCREASE IN NET ASSETS FROM OPERATIONS	$498,359,765	$86,289,643

See Notes to Financial Statements.

20 | Legg Mason Partners Money Market Trust 2008 Semi-Annual Report

Statements of changes in net assets

Western Asset Money Market Fund

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (unaudited)
AND THE YEAR ENDED DECEMBER 31, 2007	2008	2007
OPERATIONS:
Net investment income	$492,586,943	$1,338,130,865
Net realized gain (loss)	5,772,822	(5,346,356)
Increase in Net Assets From Operations	498,359,765	1,332,784,509
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	(492,586,943)	(1,338,391,606)
Decrease in Net Assets From Distributions to Shareholders	(492,586,943)	(1,338,391,606)
FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	69,540,807,456	133,031,766,982
Reinvestment of distributions	476,457,314	1,290,108,416
Cost of shares repurchased	(67,147,850,464)	(130,089,421,594)
Net assets of shares issued in connection with merger (Note 8)	—	194,863,994
Increase in Net Assets From Fund Share Transactions	2,869,414,306	4,427,317,798
INCREASE IN NET ASSETS	2,875,187,128	4,421,710,701
NET ASSETS:
Beginning of period	29,803,592,579	25,381,881,878
End of period*	$32,678,779,707	$29,803,592,579
* Includes undistributed net investment income of:	$86,176	$86,176

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2008 Semi-Annual Report | 21

Statements of changes in net assets continued

Western Asset Government Money Market Fund

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (unaudited)
AND THE YEAR ENDED DECEMBER 31, 2007	2008	2007
OPERATIONS:
Net investment income	$86,159,264	$140,354,108
Net realized gain	130,379	40,667
Increase in Net Assets From Operations	86,289,643	140,394,775
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	(86,159,264)	(140,354,133)
Decrease in Net Assets From Distributions to Shareholders	(86,159,264)	(140,354,133)
FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	14,461,201,771	14,850,921,992
Reinvestment of distributions	80,267,938	131,435,699
Cost of shares repurchased	(13,152,649,583)	(12,222,709,372)
Increase in Net Assets From Fund Share Transactions	1,388,820,126	2,759,648,319
INCREASE IN NET ASSETS	1,388,950,505	2,759,688,961
NET ASSETS:
Beginning of period	5,526,032,274	2,766,343,313
End of period*	$6,914,982,779	$5,526,032,274
* Includes undistributed net investment income of:	$48,408	$48,408

See Notes to Financial Statements.

22 | Legg Mason Partners Money Market Trust 2008 Semi-Annual Report

Financial highlights

Western Asset Money Market Fund

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:

Class A shares	2008[1,2]	2007[2]	2006[2,3]	2005[2,3]	2004[3]	2003[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.016	0.048	0.045	0.027	0.009	0.007
Net realized gain (loss)[4]	0.000	(0.000)	(0.000)	0.000	0.000	0.000
Total income from operations	0.016	0.048	0.045	0.027	0.009	0.007
LESS DISTRIBUTIONS FROM:
Net investment income	(0.016)	(0.048)	(0.045)	(0.027)	(0.009)	(0.007)
Net realized gains	—	—	—	—	(0.000)[4]	—
Total distributions	(0.016)	(0.048)	(0.045)	(0.027)	(0.009)	(0.007)
NET ASSET VALUE, END OF PERIOD	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[5]	1.60%	4.90%	4.62%	2.75%	0.90%	0.67%
NET ASSETS, END OF PERIOD (billions)	$32	$29	$25	$18	$17	$20
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.50%[6]	0.51%	0.52%[7]	0.58%	0.59%	0.56%
Net expenses[8]	0.50 [6,9]	0.51 [9]	0.51 [7,10]	0.58	0.54 [10]	0.56
Net investment income	3.19 [6]	4.79	4.55	2.72	0.88	0.68
1	For the six months ended June 30, 2008 (unaudited).
2	Per share amounts have been calculated using the average shares method.
3	Represents a share of capital stock outstanding prior to April 16, 2007.
4	Amount represents less than $0.0005 per share.
5

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

6	Annualized.
7

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.51% and 0.50%, respectively.

8	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class A shares would not exceed 0.70%.
9	There was no impact to the expense ratio as a result of fees paid indirectly.
10	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2008 Semi-Annual Report | 23

Financial highlights continued

Western Asset Money Market Fund

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:

Class B shares[1]	2008[2]	2007[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$1.000	$1.000
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.014	0.034
Net realized gain (loss)[4]	0.000	(0.000)
Total income from operations	0.014	0.034
LESS DISTRIBUTIONS FROM:
Net investment income	(0.014)	(0.034)
Total distributions	(0.014)	(0.034)
NET ASSET VALUE, END OF PERIOD	$1.000	$1.000
Total return[5]	1.37%	3.46%
NET ASSETS, END OF PERIOD (millions)	$37	$31
RATIOS TO AVERAGE NET ASSETS:
Gross expenses[6]	0.95%	0.98%
Net expenses[6,7]	0.95	0.98
Net investment income[6]	2.72	4.31
1	Per share amounts have been calculated using the average shares method.
2	For the six months ended June 30, 2008 (unaudited).
3	For the period March 19, 2007 (inception date) to December 31, 2007.
4	Amount represents less than $0.0005 per share.
5

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

6	Annualized.
7	There was no impact to the expense ratio as a result of fees paid indirectly.

See Notes to Financial Statements.

24 | Legg Mason Partners Money Market Trust 2008 Semi-Annual Report

Western Asset Money Market Fund

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
Class C shares[1]	2008[2]	2007[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$1.000	$1.000
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.012	0.033
Net realized gain (loss)[4]	0.000	(0.000)
Total income from operations	0.012	0.033
LESS DISTRIBUTIONS FROM:
Net investment income	(0.012)	(0.033)
Total distributions	(0.012)	(0.033)
NET ASSET VALUE, END OF PERIOD	$1.000	$1.000
Total return[5]	1.17%	3.35%
NET ASSETS, END OF PERIOD (millions)	$161	$157
RATIOS TO AVERAGE NET ASSETS:
Gross expenses[6]	1.35%	1.12%
Net expenses[6,7]	1.35	1.12
Net investment income[6]	2.33	4.17
1	Per share amounts have been calculated using the average shares method.
2	For the six months ended June 30, 2008 (unaudited).
3	For the period March 19, 2007 (inception date) to December 31, 2007.
4	Amount represents less than $0.0005 per share.
5

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

6	Annualized.
7	There was no impact to the expense ratio as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2008 Semi-Annual Report | 25

Financial highlights continued

Western Asset Money Market Fund

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
Class I shares	2008[1,2]	2007[2]	2006[2,3]	2005[2,3]	2004[3]	2003[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.017	0.049	0.047	0.029	0.010	0.008
Net realized gain (loss)[4]	0.000	(0.000)	(0.000)	0.000	0.000	0.000
Total income from operations	0.017	0.049	0.047	0.029	0.010	0.008
LESS DISTRIBUTIONS FROM:
Net investment income	(0.017)	(0.049)	(0.047)	(0.029)	(0.010)	(0.008)
Net realized gains	—	—	—	—	(0.000)[4]	—
Total distributions	(0.017)	(0.049)	(0.047)	(0.029)	(0.010)	(0.008)
NET ASSET VALUE, END OF PERIOD	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[5]	1.66%	5.04%	4.75%	2.91%	1.00%	0.78%
NET ASSETS, END OF PERIOD (millions)	$146	$130	$163	$121	$86	$128
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.37%[6]	0.38%	0.39%[7]	0.43%	0.49%	0.44%
Net expenses[8]	0.37 [6,9]	0.38 [9]	0.38 [7,10]	0.43	0.43 [10]	0.44
Net investment income	3.30 [6]	4.94	4.68	2.93	0.98	0.76
1	For the six months ended June 30, 2008 (unaudited).
2	Per share amounts have been calculated using the average shares method.
3	Represents a share of capital stock outstanding prior to April 16, 2007.
4	Amount represents less than $0.0005 per share.
5

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

6	Annualized.
7

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.38% and 0.37%, respectively .

8	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class I shares would not exceed 0.70%.
9	There was no impact to the expense ratio as a result of fees paid indirectly.
10	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

26 | Legg Mason Partners Money Market Trust 2008 Semi-Annual Report

Western Asset Government Money Market Fund

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
Class A shares	2008[1,2]	2007[2]	2006[2,3]	2005[2,3]	2004[3]	2003[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.013	0.046	0.044	0.027	0.009	0.006
Net realized gain (loss)[4]	0.000	(0.000)	0.000	0.000	0.000	0.000
Total income from operations	0.013	0.046	0.044	0.027	0.009	0.006
LESS DISTRIBUTIONS FROM:
Net investment income	(0.013)	(0.046)	(0.044)	(0.027)	(0.009)	(0.006)
Net realized gains	—	—	—	(0.000)[4]	(0.000)[4]	(0.000)[4]
Total distributions	(0.013)	(0.046)	(0.044)	(0.027)	(0.009)	(0.006)
NET ASSET VALUE, END OF PERIOD	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[5]	1.32%	4.69%	4.45%	2.69%	0.85%	0.62%
NET ASSETS, END OF PERIOD (billions)	$7	$6	$3	$2	$2	$3
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.52%[6]	0.55%	0.57%[7]	0.59%	0.57%	0.56%
Net expenses[8]	0.52 [6,9]	0.55 [9]	0.55 [7,10]	0.59	0.54 [10]	0.56
Net investment income	2.57 [6]	4.53	4.37	2.63	0.82	0.63
1	For the six months ended June 30, 2008 (unaudited).
2	Per share amounts have been calculated using the average shares method.
3	Represents a share of capital stock outstanding prior to April 16, 2007.
4	Amount represents less than $0.0005 per share.
5

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

6	Annualized.
7

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.56% and 0.55%, respectively.

8	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class A shares would not exceed 0.70%.
9	There was no impact to the expense ratio as a result of fees paid indirectly.
10	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2008 Semi-Annual Report | 27

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Money Market Fund (“Money Market Fund”) and Western Asset Government Money Market Fund (“Government Money Market Fund”) (the “Funds”) are separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland Business Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Repurchase agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(b) Credit and market risk. Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to shareholders. Distributions from net investment income on the shares of each of the Funds are declared on each day the Funds are open for business to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Class accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the

28 | Legg Mason Partners Money Market Trust 2008 Semi-Annual Report

Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(f) Fees paid indirectly. The Funds’ custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Funds. The amount is shown as a reduction of expenses on the Statement of Operations.

(g) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment valuation

Effective January 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

The fair value of the securities reported in the Schedule of Investments for the Funds may be different than the amortized cost value. As of the date of this

Legg Mason Partners Money Market Trust 2008 Semi-Annual Report | 29

Notes to financial statements (unaudited) continued

report, the Funds continued to meet the requirements of Rule 2a-7 that permit the Funds to utilize amortized cost to value its securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at market value:

	June 30, 2008	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Money Market Fund
Investments in Securities	$32,624,960,996	—	$32,175,260,682	$449,700,314
Government Money Market Fund
Investments in Securities	$6,847,255,646	—	$6,847,255,646	—

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Money Market Fund

INVESTMENTS IN SECURITIES

Balance as of December 31, 2007	—
Accrued premium/discounts	—
Realized gain (loss)	—
Change in unrealized appreciation
(depreciation)	—
Net purchases (sales)	—
Transfers in Level 3	$449,700,314
Balance as of June 30, 2008	$449,700,314

3. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Funds’ investment manager and Western Asset Management Company (“Western Asset”) is the Funds’ subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreements, each Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of each Fund’s average daily net assets in accordance with the following breakpoint schedule:

30 | Legg Mason Partners Money Market Trust 2008 Semi-Annual Report

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Funds.

During the period ended June 30, 2008, Class A and I of the Money Market Fund and Class A of the Government Money Market Fund had voluntary expense limitations in place of 0.70%.

Effective January 1, 2008, the manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Funds during the same fiscal year if the Funds’ total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Funds’ prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Funds, in the Funds’ total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Funds’ sole and exclusive distributor.

Class A, Class B and Class C shares acquired through exchanges with shares of other Legg Mason Partners Mutual Funds are subject to the contingent deferred sales charges, if any, applicable to the exchanged shares. This could be a maximum of 5.00% for Class B shares and 1.00% for Class A or Class C shares.

For the six months ended June 30, 2008, CDSCs paid to LMIS and its affiliates were approximately:

	CLASS A	CLASS B	CLASS C
Money Market Fund
CDSCs	$1,000	$24,000	$1,000

The Funds have adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees and are considered a general obligation of the Funds and any payments made pursuant to the Plan will be made from the Funds’ general assets. The Plan was terminated effective January 1, 2007. This change will have no effect on fees previously deferred. As of June 30, 2008, the Funds had accrued $562,698 and $76,037 for the Money Market Fund and the Government Money Market Fund, respectively, as deferred compensation payable.

Legg Mason Partners Money Market Trust 2008 Semi-Annual Report | 31

Notes to financial statements (unaudited) continued

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

4. Capital support arrangement for certain holdings

Money Market Fund (the “Fund”) was provided or entered into capital support arrangements for certain of its holdings during the reporting period. As a result, the aggregate market value of the Fund’s holdings increased. These arrangements are described below.

On June 30, 2008, the Fund entered into Capital Support Agreements (“CSAs”) with Legg Mason, Inc. (“Legg Mason”), LM Capital Support V, LLC, a wholly owned subsidiary of Legg Mason (collectively with Legg Mason, Inc., “LM”) and with the Legg Mason Global Funds plc. The CSAs provide support in maximum amounts of $125,000,000, $55,000,000, and $20,000,000 for the Fund’s holdings of Axon Financial Funding LLC, Issuer Entity LLC, and Cheyne Finance LLC, (the “Securities”), respectively. The LM subsidiary has established a segregated account at the Fund’s custodian bank to secure LM’s obligations under the respective CSAs.

Under the terms of the CSAs, the Fund would be paid a capital contribution, up to the maximum amount committed in the CSA, if (i) a loss is realized from a sale of the subject security (collectively with any securities received in exchange therefore, or as replacement thereof that do not qualify as “Eligible Securities” under Rule 2a-7(a)(10), “Eligible Notes”); (ii) a loss results upon final payment on the Eligible Notes; (iii) a court orders a discharge of the Eligible Notes issuer from liability that provides for payments that will result in a loss; or (iv) a loss occurs in connection with an exchange for or replacement with Eligible Securities as defined in Rule 2a-7(a)(10).

The CSAs terminate no later than March 31, 2009 and require the Fund to promptly sell any Eligible Notes it holds on the immediately preceding business day. The CSAs also permit LM to purchase the Eligible Notes under certain circumstances at a price which is the greater of amortized cost or market value.

As of June 30, 2008, the amortized cost and the fair market value of the Fund’s holdings of Axon Financial Funding LLC, was $319,999,976 and $255,552,000 for Issuer Entity LLC, $88,319,973 and $49,584,830 and Cheyne Finance LLC, $41,380,365 and $28,639,351, respectively. Accordingly, the CSAs have a value equal to the difference between the amortized cost and fair market value of $115,924,133 as of June 30, 2008. The Fund has recognized the changes in the unrealized components of these securities and the CSAs in its results of operations and financial position. During the reporting period, the Fund did not draw down any of the CSAs.

5. Class specific expenses

The Funds have adopted a Rule 12b-1 distribution plan and under that plan, the Money Market Fund pays a distribution fee with respect to its Class A, B and C shares calculated at the annual rate of 0.10%, 0.50% and 0.50% of the average daily net assets of each class, respectively. The Government Money Market Fund

32 | Legg Mason Partners Money Market Trust 2008 Semi-Annual Report

pays a distribution fee with respect to its Class A shares calculated at the annual rate of 0.10% of the average daily net assets. Distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2008, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES
Money Market Fund:
Class A	$15,310,456	$4,164,596	$179,873
Class B	91,238	14,116	695
Class C	403,303	383,379	2,101
Class I	—	44	16
Total	$15,804,997	$4,562,135	$182,685

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES
Government Money Market Fund:
Class A	$3,347,166	$150,925	$45,942

6. Distributions to shareholders by class

Money Market Fund	SIX MONTHS ENDED JUNE 30, 2008	YEAR ENDED DECEMBER 31, 2007
Net Investment Income:
Class A1	$487,935,713	$1,324,316,721
Class B2	496,973	1,180,573
Class C2	1,883,126	5,177,693
Class I	2,271,131	7,716,619
Total	$492,586,943	$1,338,391,606
1	As of February 5, 2007, former Class C shares converted into Class A shares. Distributions from former Class C shares of $151 are included in Class A for the years ended December 31, 2007.
2	For the period March 19, 2007 (inception date) to December 31, 2007.

Government Money Market Fund	SIX MONTHS ENDED JUNE 30, 2008	YEAR ENDED DECEMBER 31, 2007
Net Investment Income:
Class A	$86,159,264	$140,299,171
Class I1	—	54,962
Total	$86,159,264	$140,354,133
1	On March 21, 2007 Class I shares were fully redeemed.

7. Shares of beneficial interest

At June 30, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share of a class represents an identical interest in the Fund and has the same rights, except that

Legg Mason Partners Money Market Trust 2008 Semi-Annual Report | 33

Notes to financial statements (unaudited) continued

each class bears certain direct expenses, including those specifically related to the distribution of its shares. The Trust has the ability to issue multiple classes of shares. Prior to April 16, 2007, the Company had a par value of $0.01 per share.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED	YEAR ENDED
Money Market Fund	JUNE 30, 2008	DECEMBER 31, 2007
Class A
Shares sold	69,415,469,177	132,847,493,390
Shares issued on reinvestment	471,875,198	1,280,078,529
Shares repurchased	(67,043,625,070)	(129,855,648,994)
Net increase	2,843,719,305	4,271,922,925
Class B1
Shares sold	24,297,558	22,977,596
Shares issued on reinvestment	465,695	1,061,037
Shares repurchased	(18,670,941)	(31,072,628)
Shares issued with merger (Note 8)	—	38,121,049
Net increase	6,092,312	31,087,054
Class C1
Shares sold	67,170,810	89,638,965
Shares issued on reinvestment	1,845,414	5,138,695
Shares repurchased	(64,834,813)	(94,437,409)
Shares issued with merger (Note 8)	—	156,743,871
Net increase	4,181,411	157,084,122
Class I
Shares sold	33,869,911	71,657,031
Shares issued on reinvestment	2,271,007	3,830,022
Shares repurchased	(20,719,493)	(108,230,705)
Net increase (decrease)	15,421,425	(32,743,652)
1	For the period March 19, 2007 (inception date) to December 31, 2007.

	SIX MONTHS ENDED	YEAR ENDED
Government Money Market Fund	JUNE 30, 2008	DECEMBER 31, 2007
Class A
Shares sold	14,461,201,771	14,850,921,992
Shares issued on reinvestment	80,267,938	131,394,724
Shares repurchased	(13,152,649,583)	(12,217,421,496)
Net increase	1,388,820,126	2,764,895,220
Class I1
Shares issued on reinvestment	—	40,975
Shares repurchased	—	(5,287,876)
Net decrease	—	(5,246,901)
1	On March 21, 2007 Class I shares were fully redeemed.

34 | Legg Mason Partners Money Market Trust 2008 Semi-Annual Report

8. Transfer of net assets

As of the close of business March 16, 2007, the Money Market Fund (the “Fund”) acquired the assets and certain liabilities of Legg Mason Partners Exchange Reserve Fund (the “Acquired Fund”), pursuant to a plan of reorganization approved by the Acquired Fund shareholders. Total shares issued by the Fund and the total net assets of the Acquired Fund on the date of the transfer were as follows:

ACQUIRED FUND	SHARES ISSUED BY THE FUND	TOTAL NET ASSETS OF THE ACQUIRED FUND	TOTAL OF NET ASSETS OF THE FUND
Legg Mason Partners Exchange Reserve Fund	194,864,920	$194,863,994	$26,355,878,141

The total net assets of the Acquired Fund before acquisition included accumulated net realized loss of $926 and overdistribution of net investment income of $24,584. Total net assets of the Fund immediately after the transfer were $26,550,742,135. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

9. Capital loss carryforward

At December 31, 2007, the Government Money Market Fund had a net capital loss carryforward of approximately $110,845 all of which expires in 2014. This amount will be available to offset any future taxable capital gains.

10. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management, LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Funds, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Funds, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Funds (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent: that First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and

Legg Mason Partners Money Market Trust 2008 Semi-Annual Report | 35

Notes to financial statements (unaudited) continued

CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

11. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Funds and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the

36 | Legg Mason Partners Money Market Trust 2008 Semi-Annual Report

Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Funds were not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Legg Mason Partners Money Market Trust 2008 Semi-Annual Report | 37

Notes to financial statements (unaudited) continued

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 10. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

12. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of

38 | Legg Mason Partners Money Market Trust 2008 Semi-Annual Report

action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

13. Recent accounting pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statements and related disclosures.

Legg Mason Partners Money Market Trust 2008 Semi-Annual Report | 39

Western Asset Money Market Fund Western Asset Government Money Market Fund

Trustees	Distributor
Elliott J. Berv	Legg Mason Investor Services, LLC
A. Benton Cocanougher	Custodian
Jane F. Dasher
Mark T. Finn	State Street Bank and Trust
R. Jay Gerken, CFA	Company
Chairman	Transfer agent
Rainer Greeven
Stephen R. Gross	PNC Global Investment Servicing
Richard E. Hanson, Jr.	(formerly, PFPC Inc.)
Diana R. Harrington	4400 Computer Drive
Susan M. Heilbron	Westborough, Massachusetts 01581
Susan B. Kerley
Alan G. Merten	Boston Financial Data Services, Inc.
R. Richardson Pettit	2 Heritage Drive
Investment manager	North Quincy, Massachusetts 02171

Legg Mason Partners Fund	Independent registered
Advisor, LLC	public accounting firm
Subadviser	KPMG LLP
345 Park Avenue
Western Asset Management	New York, New York 10154
Company

Western Asset Money Market Fund
Western Asset Government Money Market Fund

The Funds are a separate investment series of Legg Mason Partners Money Market Trust, a Maryland business trust.

LEGG MASON PARTNERS MONEY MARKET TRUST
Legg Mason Partners Funds
55 Water Street
New York, New York 10041

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ending June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the above noted Funds of Legg Mason Partners Money Market Trust. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2008 Legg Mason Investor Services, LLC
Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

• Each was purposefully chosen for their commitment to investment excellence.

• Each is focused on specific investment styles and asset classes.

• Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*      In the Pensions & Investments May 27, 2008 ranking, Legg Mason is the 9th largest asset manager in the world based on worldwide assets under management as of December 31, 2007.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX010073 8/08   SR08-641

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES and SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
(a)(1)	Not applicable.

Exhibit 99.CODE ETH

(a)(2)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust
By:	/s/ R. Jay Gerken
(R. Jay Gerken) Chief Executive Officer of Legg Mason Partners Money Market Trust

Date:	August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Money Market Trust

Date:	August 28, 2008

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of Legg Mason Partners Money Market Trust
Date:	August 28, 2008